Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 254,225	$ 403,475	$ 8,568
Accounts Receivable, net	873,769	5,946	1,161,064
Prepaid and other current assets	202,289	55,674	94,167
Inventory, net	538,425	2,319,500	271,802
Total Current Assets	1,868,708	2,784,595	1,535,601
Property and Equipment, net	202,673	226,112	293,041
Other Assets
Debt issue costs, net		0	800
Patents, net	102,361	75,279	73,370
Deposits	109,788	156,588	154,778
Total Other Assets	212,149	231,867	228,948
Total Assets	2,283,530	3,242,574	2,057,590
Current Liabilities
Accounts Payable	592,799	486,690	873,012
Accrued Expenses	436,775	451,924	430,433
Sales Tax Payable	34,869	46	50,181
Deferred Revenue	55,649	77,514	75,323
Line of Credit		0	1,000,000
Convertible Line of Credit - net of discount amounting to $120,371 and $226,768 at March 31, 2018 and December 31, 2017, respectively	169,629	923,232	0
Convertible Note Payable - Related Parties	207,116	197,616	724,616
Convertible Notes Payable, net of discount amounting to $115,141 and $175,668 and $0 at March 31, 2018 and December 31, 2017 and December 31, 2016, respectively	1,484,859	1,424,332	100,000
Notes Payable		0	43,033
Auto Loan-current portion	10,057	9,862	9,337
Embedded Conversion Option Liability		0	107,081
Total Current Liabilities	2,991,753	3,571,216	3,413,016
Long-term portion of Auto Loan	17,259	20,620	29,678
Total Liabilities	3,009,012	3,591,836	3,442,694
Stockholders' Deficit
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, 0 outstanding as of December 31, 2017 and 2016 respectively.	0	0	0
Common Stock, $0.001 par value, 490,000,000 shares authorized,144,706,495 and 141,835,662 and 120,105,418 shares issued or issuable and outstanding at March 31, 2018 and December 31, 2017 and 2016, respectively.	144,706	141,836	120,105
Additional Paid-in-Capital	38,418,298	37,785,781	33,730,240
Accumulated Deficit	(39,288,486)	(38,276,879)	(35,235,449)
Total Stockholders' Deficit	(725,482)	(349,262)	(1,385,104)
Total Liabilities and Stockholders' Deficit	$ 2,283,530	$ 3,242,574	$ 2,057,590